UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
REVENUES	$ 3,443,594	$ 20,000
COST OF REVENUES	2,162,368	18,378
GROSS PROFIT	1,281,226	1,622
OPERATING EXPENSES:
Selling	999,825
General and administrative	1,374,834	828,632
Total operating expenses	2,374,659	828,632
LOSS FROM OPERATIONS	(1,093,433)	(827,010)
OTHER (EXPENSE) INCOME
Interest income	14,337	23,831
Interest expense	(504,021)
Other expense	(17,834)	(8,772)
Total other (expense) income, net	(507,518)	15,059
LOSS BEFORE INCOME TAXES	(1,600,951)	(811,951)
PROVISION FOR INCOME TAXES	7,500
NET LOSS	(1,608,451)	(811,951)
Less: Net loss attributable to non-controlling interest	(11,238)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	(1,597,213)	(811,951)
NET LOSS	(1,608,451)	(811,951)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	157,036	2,574
TOTAL COMPREHENSIVE LOSS	(1,451,415)	(809,377)
Less: Comprehensive loss attributable to non-controlling interest	(6,218)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	$ (1,445,197)	$ (809,377)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Basic	3,866,073	1,867,332
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Diluted	3,866,073	1,867,332
LOSS PER SHARE Diluted	$ (0.41)	$ (0.43)
LOSS PER SHARE Basic	$ (0.41)	$ (0.43)